March 27, 2015

United States Securities and Exchange Commission

Disclosure Review Office

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0506

Re: Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Variable Annuity Separate Account 4

MassMutual Capital Vantage Variable Annuity

Initial Registration Statement on Form N-4

Request for Selective Review Pursuant to Securities Act Release No. 6510 (Feb. 15, 1984)

Commissioners:

On behalf of Massachusetts Mutual Life Insurance Company (“MassMutual”) and Massachusetts Mutual Variable Annuity Separate Account 4 (the “Separate Account” or “Registrant”), please find enclosed an initial registration statement filed pursuant to the Securities Act of 1933 and the Investment Company Act of 1940. The purpose of this filing is to register MassMutual Capital Vantage (“the Contract”), a new individual variable deferred annuity contract with flexible purchase payments on Form N-4.

The Contract will be issued through the Separate Account, which is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Contract provides for the potential to accumulate value during the accumulation phase, a death benefit, and the ability to receive annuity payments. The Contract also offers a Return of Purchase Payment Death Benefit as an optional feature available at contract issue for an additional cost.

The Registrant is requesting selective review of this filing in accordance with Securities Act Release No. 6510 (Feb. 15, 1984). In support of this request, the Registrant represents that this product is based off of MassMutual Transitions Select II variable annuity (File No. 333-202684). The initial registration statement for the MassMutual Transitions Select II variable annuity was filed by MassMutual on March 12, 2015. I have marked the MassMutual Capital Vantage prospectus and statement of additional information to reflect the differences between the two products. The differences between the MassMutual Capital Vantage and MassMutual Transitions Select II variable annuity contracts are as follows:

•	MassMutual Transitions Select II offers a Guaranteed Minimum Accumulation Benefit while MassMutual Capital Vantage does not;

•	MassMutual Transitions Select II offers a Dollar Cost Averaging Fixed Account while MassMutual Capital Vantage does not;

•	MassMutual Capital Vantage offers the Return of Purchase Payment Death Benefit as an optional feature while the Return of Purchase Payment Death Benefit is the only death benefit available under the MassMutual Transitions Select II contract; and

•	MassMutual Capital Vantage offers 7 additional underlying funds. Otherwise, the fund line-ups for the two products are identical.

In the next few days, I will provide the Staff with a copy of this initial registration statement. Financial statements and exhibits are not included herein. Certain other information will be added by pre-effective amendment.

Please contact me if you have any questions regarding this filing or if there is anything that I can do to facilitate the Staff’s review of this filing. I may be reached at (413) 744-6060 or at jrodolakis@massmutual.com.

Sincerely,

/s/ JAMES M. RODOLAKIS

James M. Rodolakis

Vice President & Senior Counsel